SHARE-BASED COMPENSATION - 2022 PRC stock options activity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Stock options outstanding at beginning		95,567
Exercised		$ (57,000)	$ (4,000)	$ (995,000)
Stock options outstanding at end		567	95,567
Stock options exercisable at end		567
Weighted Average Exercise Price
Stock options outstanding at beginning (in dollars per share)		$ 0.59
Granted (in dollars per share)		0
Exercised (in dollars per share)		0.59
Stock options outstanding at end (in dollars per share)		0.59	$ 0.59
Stock options exercisable at end (in dollars per share)		$ 0.59
Weighted Average Remaining Contract Life
Options outstanding		29 days	1 year 29 days
Options exercisable		29 days
Weighted Average Grant Date Fair Value
Options outstanding at beginning (in dollars per share)		$ 0.59
Exercised		0.58
Options outstanding at end (in dollars per share)		0.55	$ 0.59
Options exercisable (in dollars per share)		$ 0.55
Aggregate Intrinsic Value
Stock options outstanding at beginning (in dollars)		$ 452,000
Exercised		478,000
Stock options outstanding at end (in dollars)		3,000	$ 452,000
Stock options exercisable at end (in dollars)		3,000
Stock options
Aggregate Intrinsic Value
Exercised		$ 500,000	$ 100,000	$ 19,400,000
Xinjiang Daqo Lvchuang | 2022 Restricted Stock Incentive Plan | Stock options
SHARE-BASED COMPENSATION
Stock options outstanding at beginning		11,946,000
Granted	23,660,000
Forfeited		(6,705,600)
Expired		(4,972,391)
Exercised		$ (268,009)
Stock options outstanding at end			11,946,000
Weighted Average Exercise Price
Stock options outstanding at beginning (in dollars per share)		$ 4.18
Forfeited (in dollars per share)		4.18
Expired (in dollars per share)		4.07
Exercised (in dollars per share)		4.07
Stock options outstanding at end (in dollars per share)			$ 4.18
Weighted Average Remaining Contract Life
Options outstanding			1 year 7 months 2 days
Weighted Average Grant Date Fair Value
Options outstanding at beginning (in dollars per share)		3.94
Forfeited		3.94
Expired		3.94
Exercised		$ 3.94
Options outstanding at end (in dollars per share)			$ 3.94
Aggregate Intrinsic Value
Stock options outstanding at beginning (in dollars)		$ 564,000
Exercised		$ 193,000
Stock options outstanding at end (in dollars)			$ 564,000